Convertible securities (Tables)	12 Months Ended
Dec. 31, 2021
Convertible securities
Schedule of convertible securities

	2021	2020
	$	$
At January 1	15,346,113	—
Proceeds from issuance of convertible securities	4,980,718	12,499,363
Changes in fair value recognized in profit or loss	29,054,669	2,846,750
Changes in fair value recognized in other reserve due to amendment of terms	811,819	—
Converted to Series D preference shares of the Company (note 26)	(50,193,319)	—
At December 31	—	15,346,113